Note 11 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Sep. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Accrued Liabilities [Abstract]
Professional fees	$ 1,170,890
Accrued sales commissions	641,577	332,844
Accrued bonuses	240,627	580,352
Taxes Payable	(32,168)	691,136
Accrued expenses	1,291,632	67,303
Other	250,077	254,266
Total	$ 3,562,635	$ 1,925,901	$ 2,230,317	$ 1,514,428